Loss Per Share	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Loss Per Share
(11)	Loss Per Share
Basic loss per share is computed by dividing net income attributable to the Company by the weighted-average number of shares of Class A common stock outstanding during the period. Diluted loss per share is computed by adjusting the net income available to the Company and the weighted average shares outstanding to give effect to potentially dilutive securities. Shares of Class B common stock are noneconomic and are not entitled to receive any distributions or dividends and are therefore excluded from this presentation since they are not participating securities.
The Company’s current capital structure is not reflective of the capital structure of SOLV Energy Holdings LLC prior to the IPO and the Transactions. Therefore, earnings per share has not been presented for the period of the year prior to the IPO or for the three months ended March 31, 2025.
Prior to the IPO, SOLV Energy Holdings LLC membership structure included Class A Units and Restricted Class C Units. The Company analyzed the calculation of earnings per unit for the periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, earnings per share information has not been presented for the three months ended March 31, 2025.

Basic and diluted earnings per share of common stock for the three months ended March 31, 2026 have been computed as follows (in thousands, except share and per share amounts):

Three Months Ended March 31, 2026
Basic net (loss) income per share:
Numerator:
Net (loss) income	$(27,414)
Less: Net (loss) income attributable to non-controlling interests and LLC members prior to IPO	$(4,056)

Net (loss) income attributable to SOLV Energy, Inc., basic and diluted	(23,358)
Denominator:
Weighted average shares of common stock outstanding, basic	115,348,571
Net (loss) income per share, basic	$(0.20)

Diluted net (loss) income per share:
Numerator:
Net (loss) income attributable to SOLV Energy, Inc., basic and diluted	$(23,358)
Denominator:
Weighted average shares of common stock outstanding, basic	115,348,571
Effect of dilutive securities:
Vested LLC Interests Attributable to Continuing Equity Owners	—
Unvested LLC Interests Attributable to Management Holdings	—
Restricted Stock Awards	—
Stock Options	—

Weighted averages shares of common stock, diluted	115,348,571
Net (loss) income per share, diluted	$(0.20)

The calculation of diluted net loss per share for the three months ended March 31, 2026 excludes (i) the exchange of LLC Interests (and the cancellation of an equal number of shares of Class B common stock) to Class A common stock, (ii) unvested common units of SOLV Energy Holdings LLC held indirectly through SOLV Energy Management Holdings LP, (iii) stock options granted under the 2026 Plan with an exercise price equal to the initial public offering price, and (iv) unvested restricted stock awards granted under the 2026 Plan, respectively, because their inclusion in the calculation would be anti-dilutive.
The following securities were excluded from the computation of diluted net loss per share for the period presented because their effect on net loss per share would have been anti-dilutive:

Three Months Ended March 31, 2026
Vested LLC Interests Attributable to Continuing Equity Owners	81,132,471
Unvested LLC Interests Attributable to SOLV Energy Management Holdings LP	5,995,666
Restricted Stock Awards	257,400
Stock options	3,072,538